Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income per Common Share (Details) - Breeze Holdings Acquisition Corp. [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss) income	$ (2,214,684)	$ (3,367,514)	$ 17,103,566	$ (22,015,739)	$ (5,582,198)	$ (4,912,173)	$ (2,304,638)	$ (2,549,111)
Denominator:
Basic weighted average shares of common stock outstanding	3,409,483		4,220,988		3,414,220	4,260,132	4,145,884	4,427,788
Diluted weighted average shares of common stock outstanding	3,409,483		4,220,988		3,414,220	4,260,132	4,145,884	4,427,788
Basic net (loss) income per share of common stock	$ (0.65)		$ 4.05		$ (1.63)	$ (1.15)	$ (0.56)	$ (0.58)
Diluted net (loss) income per share of Common Stock	$ (0.65)		$ 4.05		$ (1.63)	$ (1.15)	$ (0.56)	$ (0.58)